HILLVIEW INVESTMENT TRUST II

                               Hillview Alpha Fund
                        Hillview International Alpha Fund

                       Supplement dated February 17, 2005
                                       to
                        Prospectus dated October 28, 2004


This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.


The following information should be added to the section entitled "Other Information about Purchases, Redemptions, and Exchanges," beginning on page 16 of the Prospectus:


          "If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. The Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, so that a fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a fund. Any securities delivered to satisfy a redemption request will be selected at the sole discretion of the fund, will not necessarily be representative of the entire portfolio, and may be securities that the fund would otherwise sell. The method of valuing securities used to make the redemptions-in-kind will be the same as the method of valuing portfolio securities, and such valuation will be made as of the same time the redemption price is determined. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities. A shareholder may incur brokerage costs in later converting the securities to cash."














               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          HILLVIEW INVESTMENT TRUST II

                     REMS Real Estate Value-Opportunity Fund

                       Supplement dated February 17, 2005
                                       to
                        Prospectus dated October 28, 2004


This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.


The following information should be added to the section entitled "Other Information about Purchases and Redemptions," beginning on page 12 of the
Prospectus:


          "If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the fund in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. The Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, so that the fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the fund. Any securities delivered to satisfy a redemption request will be selected at the sole discretion of the fund, will not necessarily be representative of the entire portfolio, and may be securities that the fund would otherwise sell. The method of valuing securities used to make the redemptions-in-kind will be the same as the method of valuing portfolio securities, and such valuation will be made as of the same time the redemption price is determined. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities. A shareholder may incur brokerage costs in later converting the securities to cash."















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          HILLVIEW INVESTMENT TRUST II

                               Hillview Alpha Fund
                        Hillview International Alpha Fund
                     REMS Real Estate Value-Opportunity Fund

                       Supplement dated February 17, 2005
                                       to
           Statement of Additional Information dated October 28, 2004


This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.


The first paragraph under the section entitled "Additional Exchange and Redemption Information and Other Services," beginning on page 54 of the Statement of Additional Information, should be deleted and replaced with the following paragraph:


          "The Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, so that a fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a fund."



























               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE